Note 9 - Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Warrants Disclosure [Text Block]

Note 9.   Warrants

Private Adynxx had issued warrants that were previously classified as a liability as they were exercisable for preferred shares that were potentially redeemable. The fair value of the warrant liability was re-measured at each balance sheet date up through the date of the Merger with the change as other income recorded in the statements of operations.

On May 3, 2019, in connection with the closing of the Merger, each outstanding Adynxx warrant that had not previously been exercised was converted into a stock warrant to purchase shares of the Company’s common stock at the Exchange Ratio and, as a result, outstanding warrants were converted into warrants to purchase an aggregate of 11,829 shares of the Company’s common stock at an exercise price of $6.34 per share. As such warrants qualify for equity classification, the Company reclassified the balance of  $234,000 from warrant liability to additional paid in capital. These warrants are exercisable at any time and expire in 2025 and 2026.

Additionally, upon the closing of the Merger on May 3, 2019, the Company assumed outstanding Alliqua warrants to purchase an aggregate of 38,945 shares of common stock at exercise prices ranging from $26.40 to $28.20 per share. These warrants are exercisable at any time and expire in 2022.

Note 8.   Warrants

In connection with convertible notes agreements with investors issued between January 1, 2009 and July 1, 2010, the Company issued warrants to purchase such number of shares of Series A convertible preferred stock issued in the next round of equity financing equal to 20% of notes payable principal amounts divided by the price per share of such preferred stock. The warrants are exercisable after closing of each preferred stock financing for five years and expire seven years from the issuance date. At the issuance dates, the Company estimated the fair value of issued warrants as minimal due to the uncertainty of the Series A convertible preferred stock financing. The Company estimated the fair value of outstanding warrants at the date of closing of the Series A convertible preferred stock financing and used the Black-Scholes model with the following assumptions: expected lives equal to the remaining contractual life in a range of 3.92 to 7 years, risk-free interest rates in a range of 1.46% to 2.66%, expected dividend yield of zero, volatility in the range of 73.6% to 81.5%, and a fair value of Series A convertible preferred stock of $0.2276 per share. As of December 31, 2017, the outstanding warrants had been exercised.

In connection with the Oxford Loan Agreement signed in November 2015, the Company issued a warrant to purchase 197,715 shares of the Company’s preferred stock at an exercise price equal to the Series A preferred stock price of  $0.2276. The warrant is exercisable after closing and expires ten years from the issuance date. The Company estimated the fair value of the warrant at closing and used the Black-Scholes model with the following assumptions: expected life equal to the remaining contractual life of 10 years, risk-free interest rate of 2.07%, expected dividend yield of zero, volatility of 68.7%, and a fair value of Series A convertible preferred stock of  $0.20 per share. The Company recorded the fair value of the warrant of  $33,000 as a debt discount to be amortized to interest expense over the life of the Term Loan A.

In January 2016, in connection with the Oxford Loan Agreement signed in November 2015, the Company issued a warrant to purchase 131,810 shares of the Company’s preferred stock at an exercise price equal to the Series A preferred stock price of  $0.2276. The warrant is exercisable after closing and expires ten years from the issuance date. The Company estimated the fair value of the warrant at closing and used the Black-Scholes model with the following assumptions: expected life equal to the remaining contractual life of 10 years, risk-free interest rate of 2.09%, expected dividend yield of zero, volatility of 68.6%, and a fair value of Series A convertible preferred stock of  $0.23 per share. The Company recorded the fair value of the warrant of  $22,000 as a debt discount to be amortized to interest expense over the life of the Term Loan B.

The change in fair value of the warrants issued in connection with Term Loan A and B at December 31, 2017 and 2018 of  ($12,000) and $98,000 respectively, were recorded to other expense (income). As of December 31, 2018, the warrants remained outstanding and exercisable.

The above Black-Scholes model assumptions were determined as follows:

Term — The term represents the remaining contractual term of the warrants.

Risk-free interest rate — The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal the remaining term of the warrants.

Expected volatility — The expected volatility is derived from historical volatilities of several unrelated publicly listed peer companies over a period approximately equal to the remaining term of the warrants because the Company has limited information on the volatility of the preferred stock since there is currently no trading history. When making the selections of the Company’s industry peer companies to be used in the volatility calculation, the Company considered the size and operational and economic similarities to the Company’s principal business operations.

Expected dividend yield — The expected dividend yield is based on the Company’s history of not paying dividends.

The warrants are classified as a liability as they are exercisable into shares that are potentially redeemable. The fair value of the warrant liability is re-measured at each balance sheet date with the change as other income recorded in the statements of operations.

The fair value of the Series A convertible preferred stock warrants outstanding at December 31, 2017 and 2018 was $42,000 and $140,000 respectively, and the details of the warrants were as follows:

			Number of
			Shares
Issuance Date	Expiration Date	Exercise Price	(in thousands)
November, 2015	November, 2025	0.2276	198
January, 2016	January, 2026	0.2276	132
Total			330

The fair value of the Series A convertible preferred stock warrants was determined using the following assumptions:

	As of December 31,
	2017	2018

Risk-free interest rate	2.28%	2.56% – 2.59%
Remaining contractual life (in years)	7.92 – 8.08	6.92 – 7.08
Dividend yield	—	—
Expected volatility	71.00%	76.84%